Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Results by segment
Gross revenues	$ 12,150	$ 11,339	$ 15,345	$ 23,489	$ 28,893
Cost and expenses	(6,407)	(6,135)	(6,256)	(12,542)	(12,049)
Research and development	(359)	(299)	(363)	(658)	(705)
Depreciation, depletion and amortization	(1,084)	(1,055)	(979)	(2,139)	(1,936)
Loss on sale of assets	(377)			(377)	1,513
Operating income	3,923	3,850	7,747	7,773	15,716
Total non-operating income (expenses)	(2,548)	229	648	(2,319)	550
Equity in results of affiliates and joint ventures and others investments	158	243	406	401	686
Income taxes	1,060	(553)	(2,407)	507	(3,784)
Net income (loss) attributable to noncontrolling interests	69	58	58	127	110
Net income attributable to the Company's stockholders	2,662	3,827	6,452	6,489	13,278
Bulk Material
Results by segment
Gross revenues	8,934	8,240	11,682	17,174	21,201
Cost and expenses	(3,509)	(3,455)	(3,449)	(6,964)	(6,483)
Research and development	(170)	(139)	(130)	(309)	(242)
Depreciation, depletion and amortization	(508)	(506)	(438)	(1,014)	(872)
Loss on sale of assets	(377)			(377)
Operating income	4,370	4,140	7,665	8,510	13,604
Total non-operating income (expenses)	(2,504)	220	840	(2,284)	805
Equity in results of affiliates and joint ventures and others investments	186	245	339	431	597
Income taxes	(164)	(504)	(2,120)	(668)	(3,101)
Net income (loss) attributable to noncontrolling interests	24	14	1	38	3
Net income attributable to the Company's stockholders	1,912	4,115	6,725	6,027	11,908
Base Metals
Results by segment
Gross revenues	1,781	1,775	2,230	3,556	4,979
Cost and expenses	(1,573)	(1,359)	(1,528)	(2,932)	(3,062)
Research and development	(122)	(96)	(98)	(218)	(172)
Depreciation, depletion and amortization	(402)	(374)	(350)	(776)	(707)
Loss on sale of assets					1,513
Operating income	(316)	(54)	254	(370)	2,551
Total non-operating income (expenses)	41	5	(210)	46	(237)
Equity in results of affiliates and joint ventures and others investments	3	34	(2)	37	(5)
Income taxes	14	(15)	(228)	(1)	(629)
Net income (loss) attributable to noncontrolling interests	54	59	33	113	47
Net income attributable to the Company's stockholders	(204)	29	(153)	(175)	1,727
Fertilizers
Results by segment
Gross revenues	923	829	867	1,752	1,654
Cost and expenses	(740)	(660)	(658)	(1,400)	(1,302)
Research and development	(23)	(15)	(16)	(38)	(34)
Depreciation, depletion and amortization	(114)	(109)	(129)	(223)	(246)
Operating income	46	45	64	91	72
Total non-operating income (expenses)	(57)	4	29	(53)	44
Income taxes	1,209	(11)	(57)	1,198	(54)
Net income (loss) attributable to noncontrolling interests	(25)	(18)	(1)	(43)	3
Net income attributable to the Company's stockholders	1,173	20	35	1,193	65
Logistic
Results by segment
Gross revenues	408	403	476	811	804
Cost and expenses	(394)	(411)	(396)	(805)	(686)
Research and development	(2)	(1)	(30)	(3)	(51)
Depreciation, depletion and amortization	(57)	(64)	(60)	(121)	(104)
Operating income	(45)	(73)	(10)	(118)	(37)
Total non-operating income (expenses)	(21)	(9)	(17)	(30)	(36)
Equity in results of affiliates and joint ventures and others investments	15	30	33	45	69
Income taxes	3	(19)	(2)	(16)
Net income attributable to the Company's stockholders	(48)	(71)	4	(119)	(4)
Others
Results by segment
Gross revenues	104	92	90	196	255
Cost and expenses	(191)	(250)	(225)	(441)	(516)
Research and development	(42)	(48)	(89)	(90)	(206)
Depreciation, depletion and amortization	(3)	(2)	(2)	(5)	(7)
Operating income	(132)	(208)	(226)	(340)	(474)
Total non-operating income (expenses)	(7)	9	6	2	(26)
Equity in results of affiliates and joint ventures and others investments	(46)	(66)	36	(112)	25
Income taxes	(2)	(4)		(6)
Net income (loss) attributable to noncontrolling interests	16	3	25	19	57
Net income attributable to the Company's stockholders	$ (171)	$ (266)	$ (159)	$ (437)	$ (418)